SUBSEQUENT EVENT (Details)	Jul. 30, 2012 USD ($)	May 06, 2013 Subsequent event [Member] CAD	Apr. 09, 2013 Subsequent event [Member] CAD
Subsequent Event [Line Items]
Consideration paid in acquisition	$ 1,000,000	82,000,000.0	21,000,000.0